Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities

18     Accounts payable and accrued liabilities

(in millions of Canadian dollars)	2014	2013
Trade payables	$407	$358
Accrued charges	324	343
Income and other taxes payable	95	46
Accrued interest	75	79
Payroll-related accruals	72	67
Accrued vacation	66	67
Dividends payable	58	62
Personal injury and other claims provision	45	57
Purchase of CP Common shares	39	–
Provision for environmental remediation (Note 21)	16	14
Stock-based compensation liabilities	14	20
Provision for restructuring (Note 4)	11	29
Other	55	47

Total accounts payable and accrued liabilities	$1,277	$1,189